RELATED PARTY TRANSACTIONS - Controlling Interest (Details) - Julio Patricio Supervielle [member]	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Interest in share capital and votes (as a percent)	25.28%	24.60%
Percentage of effective voting rights	51.97%	51.06%